UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:  811-08763

Name of registrant: MH Elite Portfolio of Funds Trust

Address:  43 Highlander Drive

                 Scotch Plains, NJ 07076

Agent for service:  MH Elite Portfolio of Funds Trust

                              43 Highlander Drive

                              Scotch Plains, NJ 07076

Registrant's telephone number, including area code: 1-800-318-7969

Date of fiscal year end:   December 31, 2018

Date of reporting period:  March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1:  Schedule of Investments

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

March 31, 2018 (Unaudited)

Mutual Funds (97.4%)	Shares	Value

Virtus KAR Small-Cap Growth Class I	20,845	$ 626,392
Vanguard Tax-Managed Small Cap Adm Class	9,845	609,530
PIMCO StocksPLUS Small Fund Class I	54,790	574,744
Vanguard Small Cap Value Index Adm Class	10,356	575,775
Westwood Small Cap Value Class I	28,636	497,118
Nuveen Small Cap Value Class I	19,181	494,290
Fidelity Small Cap Discovery	15,506	457,268
Mairs & Power Small Cap	17,200	421,223
T. Rowe Price New Horizons	7,576	423,129
Tributary Small Company Class I	14,487	408,684
Fidelity Small Cap Value	19,711	395,006
T. Rowe Price QM US Small Cap GR Equity	10,993	391,242
PNC Multi Factor Small Cap Core Class I	14,313	370,563
Brown Advisory Small Cap Growth Inv Class	17,889	342,934
Harbor Small Cap Value Class I	7,213	256,780

Total Mutual Funds (Cost $ 5,425,000)		6,844,678

Short-Term Securities (1.8%)

Fidelity Institutional Money Market (Cost $ 128,881)		128,881

Total Short-Term Securities		128,881

Total Investments in Securities (Cost $ 5,553,881) (99.2%)		6,973,559

Other Assets (0.8%)		56,885

Net Assets (100%)		$ 7,030,444

At March 31, 2018, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$5,425,000
Unrealized appreciation	1,419,678
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	1,419,678

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments (Unaudited)

March 31, 2018

Mutual Funds (91.0%)	Shares	Value

Primecap Odyssey Aggressive Growth	20,344	$ 1,005,799
Akre Focus Class I	23,725	816,626
Glenmede Large Cap Core Portfolio	29,257	815,099
DoubleLine Shiller Enhanced CAPE Class I	51,530	781,199
Primecap Odyssey Stock	23,604	752,739
Vanguard Tax-Managed Capital App Adm Class	5,565	757,246
Shelton Nasdaq-100 Index Direct	39,886	656,132
T. Rowe Price Global Technology	37,538	660,661
T. Rowe Price Dividend Growth	15,003	644,225
PIMCO RAE Fundamental Plus Class I	85,315	639,859
Loomis Sayles Growth Class Y	39,936	623,802
LSV Value Equity	21,602	610,682
John Hancock Discipline Value Mid Cap Class I	25,528	592,763
Vanguard US Value Inv Class	28,952	539,664
Parnassus Core Equity Class I	14,745	535,388
Lazard US Equity Concentrated Open	33,761	521,945
Vanguard Consumer Staples Index Adm Class	7,541	505,958
Fidelity Select Biotechnology Portfolio	1,573	355,717

Total Mutual Funds (Cost $ 9,275,000)		11,815,504

Short-Term Securities (7.0%)

Fidelity Institutional Money Market (Cost $ 905,947)		905,947

Total Short-Term Securities		905,947

Total Investments in Securities (Cost $ 10,180,947) (98.0%)		12,721,451

Other Assets (2.0%)		262,298

Net Assets (100%)		$ 12,983,749

At March 31, 2018, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$9,275,000
Unrealized appreciation	2,540,504
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	2,540,504

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments (Unaudited)

March 31, 2018

Mutual Funds (94.7%)	Shares	Value

Oppenheimer International Small-Mid Co Class Y	8,985	$ 452,561
MFS International Value Class I	9,983	448,549
Oakmark International Class Inv Class	15,177	421,620
Fidelity Total Emerging Markets	27,907	382,326
Matthews Asia Dividend Inv Class	19,443	380,687
PIMCO Intl StockPLUS Intl (USD Hedged) Class I	46,446	378,073
Matthews Emerging Asia Inv Class	22,779	353,075
Oppenheimer Developing Markets Class Y	7,703	340,646
Baron Emerging Markets Retail Class	21,742	335,914
FMI International	8,327	273,285
Fidelity Select Chemicals Portfolio	1,430	238,683
Vanguard Materials Index Adm Class	3,535	232,092
Alpine Global Infrastructure Class I	10,956	213,749
Vanguard Global Minimum Volatility Adm Class	7,841	210,522
AllianzGI Global Water Class I	13,584	202,544
Cohen & Steers Real Estate Securities Class I	13,777	199,484
Third Avenue Real Estate Value Class I	5,816	195,546
Lazard Global Listed Infrastructure Class I	12,094	182,141
Vanguard Energy Index Adm Class	3,146	145,249

Total Mutual Funds (Cost $ 4,535,000)		5,586,746

Short-Term Securities (3.1%)

Fidelity Institutional Money Market (Cost $ 180,729)		180,729

Total Short-term Securities		180,729

Total Investments in Securities (Cost $ 4,715,729) (97.8%)		5,767,475

Other Assets (2.2%)		129,134

Net Assets (100%)		$ 5,896,609

At March 31, 2018, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$4,535,000
Unrealized appreciation	1,051,746
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	1,051,746

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments (Unaudited)

March 31, 2018

Mutual Funds (84.8%)	Shares	Value

PIMCO Income Class I	22,567	$ 275,547
PIMCO Investment Grade Corporate Bond Class I	24,896	256,178
Columbia Convertible Securities Class Y	12,258	252,639
Payden Corporate Bond	22,719	249,680
Frost Total Return Bond Inv Class	23,915	247,045
T Rowe Price Global Multi-Sector Bond	21,796	247,384
Virtus Newfleet Multi-Sector Short Term Bond Class I	51,594	243,008
PIMCO Foreign Bond (USD Hedged) Class I	21,778	234,764
Fidelity New Markets Income	14,084	223,374
Lord Abbett High Yield R6	29,703	224,261
Vanguard High Dividend Yield Index Inv Class	6,890	225,169
Cohen & Steers Preferred Sec & Inc Class I	15,707	215,811
Vanguard Utilities Index Adm Class	3,778	211,876
Fidelity Capital and Income	19,787	200,441
Guggenheim Total Return Bond Class P	7,386	198,892
Nuveen NWQ Flexible Income Class I	9,376	202,438
Western Asset Core Plus Bond Class FI	17,352	201,625
Goldman Sachs Emerging Market Debt Class IR	15,355	194,855
Salinet Select Income Class I	8,346	170,427
Credit Suisse Floating Rate High Income Class I	21,412	146,455
Doubleline Total Return Bond Fund Class I	14,453	151,472
Vanguard Core Bond Adm Class	7,657	149,158
Nuveen Symphony Floating Rate Income Class I	7,214	141,391

Total Mutual Funds (Cost $ 4,780,000)		4,863,890

Short-Term Securities (10.6%)

Fidelity Institutional Money Market (Cost $ 606,231)		606,231

Total Short-term Securities		606,231

Total Investments in Securities (Cost $ 5,386,231) (95.4%)		5,470,121

Other Assets (4.6%)		262,059

Net Assets (100%)		$ 5,732,180

At March 31, 2018, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$4,780,000
Unrealized appreciation	181,536
Unrealized depreciation	97,646
Net unrealized appreciation (depreciation)	83,890

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2018:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1 – Quoted prices	$ 6,973,559	$ 12,721,451	$ 5,767,475	$ 5,470,121
Level 2 – Other significant observable inputs	-	-	-	-
Level 3 – Significant unobservable inputs	-	-	-	-
Total	$ 6,973,559	$ 12,721,451	$ 5,767,475	$ 5,470,121

Item 2: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3: Exhibits

The following exhibit is attached to this Form N-Q:

•

Certification of Chief Executive Officer and Chief Financial Officer as required by Section 302 of the

Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    MH Elite Portfolio of Funds Trust

By (Signature and Title)         /s/ Jeff Holcombe

                                              Jeff Holcombe Vice President

Date: May 22, 2018